Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,823,408	$ 2,743,458
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,409)	(10,883)
Amounts allocated to withdrawing participants	(6)	(1,827)
Net assets available for benefits per Form 5500	$ 2,817,993	$ 2,730,748